Cover	Mar. 30, 2026
Cover [Abstract]
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 30, 2026
Entity File Number	000-55276
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0457838
Entity Address Address Line 1	8112 Maryland Ave
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63105
City Area Code	314
Local Phone Number	530-9071
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false